Earnings Per Share - Summary of Basic Earnings Per Share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic EPS
Earnings (Loss)	$ (9,045,767)	$ 920,543	$ (74,726,799)	$ (5,892,144)	$ (60,114,590)
Weighted average number of shares	28,995,240	16,745,300	18,451,377	14,273,192	5,928,439
Per share amount	$ (0.31)	$ 0.05	$ (4.05)	$ (0.41)	$ (10.14)